Long-Term Debt - Interest Expense Components (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Debt Instrument [Line Items]
Interest expense-contractual interest	$ 1.3	$ 2.6
Interest expense-amortization of debt discount	3.5	6.7
Interest expense-amortization of deferred financing costs	$ 0.3	$ 0.7
Effective interest rate	8.90%	8.90%